Cover	12 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Central Index Key	0001636519